AIG
                                MONEY MARKET FUND


                                  ANNUAL REPORT
                                OCTOBER 31, 2001


                               [AIG LOGO OMITTED]



                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, OCTOBER 31, 2001

Dear Shareholder:

We are pleased to provide you with the annual report for the AIG Money Market Fund (the "Fund") for its fiscal year ending October 31, 2001. During the period listed below, the Federal Reserve Bank (the "Fed") lowered the Federal Funds Rate by 400 basis points from 6.5% to a 40-year low of 2.5%.

Fed Rate Decisions -- Fed Funds Rate (Percent)

[BAR CHART OMITTED]
[Plot points are as follows:]

05/16/00        6 1/2
01/03/01        6
01/31/01        5 1/2
03/20/01        5
04/18/01        4 1/2
05/15/01        4
06/27/01        3 3/4
08/21/01        3 1/2
09/17/01        3
10/02/01        2 1/2
SOURCE: FEDERAL RESERVE BOARD
THE FEDERAL FUND RATE IS THE LEVEL OF INTEREST THAT BANKS CHARGE EACH OTHER FOR OVERNIGHT LOANS MADE THROUGH THE FEDERAL RESERVE SYSTEM. THE FEDERAL RESERVE BANK ATTEMPTS TO INFLUENCE SHORT-TERM RATES CHARGED BY BANKS, BY SETTING A TARGET FOR THE FEDERAL FUNDS RATE.


The sharp decline of the Federal Funds Rate had an immediate effect on the yields of short-term securities eligible for purchase by the Fund and resulted in the gradual decline in the total returns of the Fund. Nevertheless, the Fund continued to provide competitive money market returns while seeking to preserve principal value, maintain a high degree of liquidity and provide a safe harbor from the equity markets.

The Federal Reserve policy makers' aggressive rate-cutting campaign was in response to a slowdown in business activity, which caused a year-long recession in the manufacturing industry and a general recession that appears to have begun in March. Such conditions were significantly worsened by the tragic events of September 11th, prompting further monetary easing by the Fed. Consumer confidence weakened by the end of the Fund's fiscal year as economic activity and profitability declined and labor market conditions deteriorated. The sluggish economic environment and the resulting lack of inflationary pressures will allow the Fed to continue its monetary easing to facilitate economic recovery.

We will continue to monitor prevailing market conditions in order to manage the Fund in a manner that provides competitive returns commensurate with the Fund's objectives of preservation of principal and liquidity. The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of its fiscal year.

We appreciate your participation in the Fund.
Sincerely,

/s/Helen Stefanis

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                          VALUE
  (000)                                          (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (31.4%)
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (5.9%)
--------------------------------------------------------------------------------
          Abbey National PLC
$15,000    2.122%,04/18/02                   $   14,853
          Citicorp, N.A.
 40,000    2.496%,11/05/01                       39,989
          JP Morgan Chase & Co.
 35,000    3.432%,11/13/01                       34,960

--------------------------------------------------------------------------------
                                                 89,802
--------------------------------------------------------------------------------
CHEMICALS (5.9%)
--------------------------------------------------------------------------------
          Dow Chemical Co.
 45,000    2.541%,11/05/01                       44,987
          Lubrizol Corp.
 20,000    2.486%,11/07/01                       19,992
 25,000    2.359%,12/10/01                       24,936

--------------------------------------------------------------------------------
                                                 89,915
--------------------------------------------------------------------------------
COMPUTERS & SERVICES (3.0%)
--------------------------------------------------------------------------------
          International Business Machines Corp.
 45,000    2.481%,11/06/01                       44,985

--------------------------------------------------------------------------------
                                                 44,985
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (2.2%)
--------------------------------------------------------------------------------
          Gillette Co. (A)
 33,000    2.630%,11/01/01                       33,000

--------------------------------------------------------------------------------
                                                 33,000
--------------------------------------------------------------------------------
FINANCIAL SERVICES (4.9%)
--------------------------------------------------------------------------------
          General Electric Capital Services
 15,000    2.197%,12/19/01                       14,956
          Goldman Sachs Group, Inc.
 45,000    2.456%,11/13/01                       44,963
          UBS Finance, Inc.
 15,000    2.650%,11/01/01                       15,000

--------------------------------------------------------------------------------
                                                 74,919
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (0.7%)
--------------------------------------------------------------------------------
          Hershey Foods Corp. (A)
 10,000    2.630%,11/01/01                       10,000

--------------------------------------------------------------------------------
                                                 10,000

 FACE
AMOUNT                                           VALUE
 (000)                                           (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (2.9%)
--------------------------------------------------------------------------------
          Texaco, Inc.
$45,000    2.216%,12/12/01                   $   44,887

--------------------------------------------------------------------------------
                                                 44,887
--------------------------------------------------------------------------------
PHARMACEUTICALS (2.9%)
--------------------------------------------------------------------------------
          Merck & Co.
 45,000    2.158%,12/28/01                       44,847

--------------------------------------------------------------------------------
                                                 44,847
--------------------------------------------------------------------------------
UTILITIES (3.0%)
--------------------------------------------------------------------------------
          Duke Energy Corp.
 45,000    2.600%,11/01/01                      45,000

--------------------------------------------------------------------------------
                                                 45,000
--------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $477,355)                     477,355
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (43.4%)
--------------------------------------------------------------------------------
BANKS (43.4%)
--------------------------------------------------------------------------------
          Bank One Illinois N.A.
 40,000    2.160%,12/31/01                       40,000
          BNP Paribas
 45,000    2.270%,11/26/01                       45,000
          Canadian Imperial Bank of Commerce
 25,000    4.305%,04/23/02                       25,001
          Credit Agricole Indosuez
 45,000    2.270%,11/26/01                       45,000
          Credit Suisse First Boston (USA), Inc.
 40,000    2.480%,11/15/01                       40,001
          Dexia Banque Belgique
 25,000    2.500%,11/06/01                       25,000
          Dresdner Bank AG
 40,000    2.530%,11/02/01                       40,000
          Landesbank Hessen-Thueringen
           Girozentrale
 40,000    3.600%,01/22/02                       40,010
          Natexis Banques Populaires
 25,000    3.360%,11/01/01                       25,000
          Rabobank Nederland
 45,000    2.450%,11/13/01                       45,000
          Scotiabank-Bank of Nova Scotia
 40,000    2.500%,11/07/01                       40,000


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                        2

STATEMENT OF NET ASSETS (CONTINUED)                        AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                          VALUE
  (000)                                          (000)
--------------------------------------------------------------------------------
          Societe Generale
$45,000    3.410%,11/21/01                   $   45,000
          State Street Bank & Trust Company
 40,000    2.330%,11/26/01                       40,000
          Svenska Handelsbanken
 20,000    2.290%,11/26/01                       20,000
          Toronto Dominion Bank
 35,000    4.005%,07/02/02                       34,995
          UBS AG
 25,000    2.195%,12/26/01                       25,000
          Wells Fargo Bank & Co.
 40,000    3.420%,11/30/01                       40,033
          Westdeutsche Landesbank Girozenreale
 45,000    2.320%,01/17/02                       45,000
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $660,040)                      660,040
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.9%)
--------------------------------------------------------------------------------
          Federal Home Loan Bank Discount Note
 50,000    2.460%,11/01/01                       50,000
          Federal Home Loan Mortgage
           Corporation Discount Note
 40,000    2.700%,11/13/01                       39,969
--------------------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $89,969)                       89,969
--------------------------------------------------------------------------------
TIME DEPOSITS (9.5%)
--------------------------------------------------------------------------------
          National Australia Bank Ltd.,
           Euro Dollar Time Deposit
 48,800    2.656%,11/01/01                       48,800
          Royal Bank of Scotland,
            Euro Dollar Time Deposit
 48,000    2.625%,11/01/01                       48,000
          San Paolo IMI Spa,
            Euro Dollar Time Deposit
 48,000    2.630%,11/01/01                       48,000
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $144,800)                     144,800

 FACE
AMOUNT                                           VALUE
 (000)                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.8%)
--------------------------------------------------------------------------------
          ABN Amro
            2.550%,  dated 10/31/01,
            matures 11/01/01,  repurchase
            price $50,003,542 (collateralized
            by U.S. Government Agency
            obligations, total market
$50,000     value: $51,000,764)               $  50,000
          Deutsche Bank
            2.570%, dated 10/31/01,
            matures 11/01/01, repurchase
            price $50,003,569 (collateralized
            by U.S. Government Agency
            obligations, total market
 50,000     value: $51,000,588)                  50,000
          Morgan Stanley Dean Witter
            2.490%, dated 10/31/01,
            matures 11/01/01, repurchase
            price $50,003,458 (collateralized
            by U.S. Government Agency
            obligations, total market
 50,000     value: $51,025,023)                  50,000
--------------------------------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $150,000)                     150,000
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS (100.0%)
            (Cost $1,522,164)                 1,522,164
--------------------------------------------------------------------------------
ACCRUED EXPENSES (0.0%)                            (298)
OTHER ASSETS & LIABILITIES, NET (0.0%)              (89)
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                        3

STATEMENT OF NET ASSETS (CONCLUDED)                        AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 1,367,928,812 outstanding
            shares of beneficial interest     $1,367,927
          Portfolio Shares of Class B
            (unlimited authorization -- no
             par value) based on 153,868,939
             outstanding shares of beneficial
             interest 153,853
          Distributions in excess of net
            investment income                         (5)
          Accumulated net realized gain
            on investments                             2
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)           $1,521,777
--------------------------------------------------------------------------------
   NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Class A                    $1.00
   NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Class B                    $1.00
--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2), OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                        4

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                                                                   $39,201
                                                                                                              -------
     Total Investment Income                                                                                   39,201
                                                                                                              -------

EXPENSES:
   Investment Advisory Fees                                                                                     2,117
   Distribution Fees (1)                                                                                          558
   Administrative Fees                                                                                            468
   Registration and Filing Fees                                                                                    74
   Transfer Agent Fees                                                                                             59
   Professional Fees                                                                                               24
   Printing Fees                                                                                                   16
   Trustee Fees                                                                                                     8
   Custody Fees                                                                                                     7
   Insurance and Other Fees                                                                                        18
                                                                                                              -------
       Total Expenses                                                                                           3,349
       Less: Investment Advisory Fees Waived                                                                     (847)
       Less: Administrative Fees Waived                                                                           (64)
       Less: Expense Reduction (2)                                                                                (35)
                                                                                                              -------
       Net Expenses                                                                                             2,403
                                                                                                              -------
     Net Investment Income                                                                                     36,798
                                                                                                              -------
     Net Realized Gain on Securities                                                                                2
                                                                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $36,800
                                                                                                              =======

(1) Distribution fees are incurred by Class B shares only.
(2) See Note 5 in the Notes to Financial Statements



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       5

STATEMENTS OF CHANGES IN NET ASSETS (000)                  AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND                                                                   2001                   2000
---------------------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES:
   Net Investment Income                                                          $     36,798           $     44,525
   Net Realized Gain on Securities                                                           2                     --
                                                                                  ------------           ------------
     Increase in Net Assets Resulting from Operations                                   36,800                 44,525
                                                                                  ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                           (30,144)               (38,473)
     Class B                                                                            (6,658)                (6,056)
                                                                                  ------------           ------------
   Total Distributions                                                                 (36,802)               (44,529)
                                                                                  ------------           ------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                                  61,709,205             50,769,051
     Shares Issued in Lieu of Cash Distributions                                        27,717                 38,437
     Shares Redeemed                                                               (60,810,706)           (50,913,793)
                                                                                  ------------           ------------
       Net Class A Share Transactions                                                  926,216               (106,305)
                                                                                  ------------           ------------
   Class B
     Shares Issued                                                                     927,495                639,396
     Shares Issued in Lieu of Cash Distributions                                         6,349                  6,013
     Shares Redeemed                                                                  (869,389)              (659,581)
                                                                                  ------------           ------------
       Net Class B Share Transactions                                                   64,455                (14,172)
                                                                                  ------------           ------------
Increase (Decrease) in Net Assets from Share Transactions                              990,671               (120,477)
                                                                                  ------------           ------------
Total Increase (Decrease) in Net Assets                                                990,669               (120,481)
NET ASSETS:
   Beginning of Period                                                                 531,108                651,589
                                                                                  ------------           ------------
   End of Period                                                                  $  1,521,777           $    531,108
                                                                                  ============           ============

Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       6

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
FOR THE PERIODS ENDED OCTOBER 31,

                                                                                                                           RATIO
                                                                                                                           OF NET
                                                                                                   RATIO      RATIO      INVESTMENT
                        NET                                NET              NET                  OF NET OF   EXPENSES     INCOME
                       ASSET              DISTRIBUTIONS   ASSET           ASSETS      RATIO     INVESTMENT  TO AVERAGE   TO AVERAGE
                       VALUE       NET       FROM NET     VALUE             END    OF EXPENSES    INCOME    NET ASSETS   NET ASSETS
                     BEGINNING  INVESTMENT  INVESTMENT     END    TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING  (EXCLUDING
                     OF PERIOD    INCOME      INCOME    OF PERIOD RETURN   (000)    NET ASSETS   NET ASSET    WAIVERS)    WAIVERS)
                     --------   ---------- ------------ --------- ------ --------- -----------  -----------  ----------  ----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2001             $1.00       $0.05      $(0.05)      $1.00   4.70% $1,367,925     0.22%       4.38%        0.32%       4.28%
     2000              1.00        0.06       (0.06)       1.00   6.11     441,711     0.25        5.92         0.35        5.82
     1999              1.00        0.05       (0.05)       1.00   4.94     548,019     0.26        4.83         0.36        4.73
     1998              1.00        0.05       (0.05)       1.00   5.49     251,090     0.26        5.37         0.36        5.27
     1997              1.00        0.05       (0.05)       1.00   5.41     329,125     0.27        5.30         0.39        5.18
   CLASS B
     2001             $1.00       $0.04      $(0.04)      $1.00   4.34% $  153,852     0.57%       4.18%        0.67%       4.08%
     2000              1.00        0.06       (0.06)       1.00   5.74      89,397     0.60        5.53         0.70        5.43
     1999              1.00        0.05       (0.05)       1.00   4.58     103,570     0.61        4.46         0.71        4.36
     1998              1.00        0.05       (0.05)       1.00   5.12     155,078     0.62        5.00         0.72        4.90
     1997              1.00        0.05       (0.05)       1.00   5.04     108,754     0.63        4.93         0.74        4.82

Note (unaudited): The 7-day current and effective annualized yields as of October 31, 2001 are: Class A shares 2.42% and 2.45%, respectively and Class B shares 2.07% and 2.09%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       7

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with fifteen portfolios. The financial statements herein are those of one such Fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholders' interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as
         amended.   Accordingly,  no  provision  for  Federal  income  taxes  is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE   AGREEMENTS  --  Securities   pledged  as  collateral   for
         repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. if the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/ or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $57,411 for the year ended October 31, 2001.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $64,390 of Administration fees for the year ended October 31, 2001.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.
                                       9

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2001
--------------------------------------------------------------------------------

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

     The Fund has an arrangement with the Custodian, whereby interest earned on uninvested cash balances is used to offset a portion of the custody fee. The custody fee shown in the Statement of Operations is in total and does not reflect these expense reductions. Of the $34,720 expense reduction on the Statement of Operations, $24,640 was contributed by the Advisor and $10,080 by the Custodian to reimburse the Fund for loss of income due to late delivery of certain securities and uninvested cash during the events of September 11, 2001. There was no negative impact to the Fund and Shareholders were not affected.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2001 is as follows (unaudited):

                             S & P             MOODY'S
                        ---------------    --------------
                        A1+       77.1%    P1      100.0%
                        A1        22.9     NR         --
                                 -----             -----
                                 100.0%            100.0%
                                  =====             =====

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 14, 2001

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2001, the Fund is designating the following items with regard to distributions paid during the year.

                                    LONG TERM
                                    (20% RATE)        ORDINARY
                                   CAPITAL GAIN        INCOME       TAX-EXEMPT       TOTAL           QUALIFYING
         FUND                      DISTRIBUTION     DISTRIBUTIONS    INTEREST    DISTRIBUTIONS      DIVIDENDS (1)
       --------                  ----------------  ---------------  ----------  ----------------  ----------------
AIG Money Market Fund ...........      0.00%           100.00%        0.00%         100.00%            0.00%


---------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    For information call: 1-800-845-3885







    This information must be preceded or accompanied by a current prospectus.

    AIG-AR-005-0800